COMMON SHARES	12 Months Ended
Dec. 31, 2022
COMMON SHARES
COMMON SHARES

11. COMMON SHARES

In December 2020, the Company was authorized to issue a maximum of 800,000,000 no par value shares of a single class via Board approval. Further as of December 31, 2020, the Company issued additional 99,285,640 common shares via offerings with several institutional investors with total net proceeds of $41,495,212 after deducting placement agent fees and other offering expenses. Net proceeds from the transaction are intended to be used for expanding new solar project pipeline and general working capital purposes. Total issued shares of the Company as of December 2020 was 582,258,622.

In April 2021, the Company was authorized to increase the maximum number of shares from 800,000,000 to 1,000,000,000 no par value shares of a single class. Further as of December 2021, the Board authorized the Company to repurchase up to $50 million of shares. During 2021, the Company repurchased 30,904,110 no par value shares at the cost of $18,446,119. During 2022, the Company repurchased 2,567,640 no par value shares at the cost of $1,553,878. All repurchased shares under the repurchase program are classified as treasury shares of the Company until they are retired or reissued.

Through 2021, the Company issued an additional 130,127,050 common shares, of which 125,000,000 common shares were issued via offerings with several institutional investors with total net proceeds of $272,729,028 after deducting placement agent fees and other offering expenses. Net proceeds from the transaction are intended to be used for expanding new solar project pipeline and general working capital purposes. The remaining 5,127,050 common shares are issued for the employee share option plan.

On September 30, 2022, the Company repurchased 70,000,000 no par value shares at the cost of $42,123,829, including a $123,829 commission fee, from its prior shareholder ReneSola Singapore. The Company retired these shares on the same day.

As of December 31, 2022, the number of total issued shares of the Company were 651,121,762 shares.